FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Rollforward Of Balance Sheet Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred and contingent consideration, short-term
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 47,821
Additions	0
Change in fair value recorded in earnings	40
Payments		(50,072)
Other	2,446	298
Ending balance	2,486	0
Deferred and contingent consideration, short-term | Interest expense, net
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value recorded in earnings		1,953
Deferred and contingent consideration, short-term | Other income, net
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value recorded in earnings		0
Deferred consideration and contingent, long-term
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	6,577	7,770
Additions	2,304
Change in fair value recorded in earnings	1,301
Payments		0
Other	(2,446)	(298)
Ending balance	$ 7,736	6,577
Deferred consideration and contingent, long-term | Interest expense, net
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value recorded in earnings		0
Deferred consideration and contingent, long-term | Other income, net
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value recorded in earnings		$ (895)